Summary of Significant Accounting Policies Derivatives (Policies)	12 Months Ended
Dec. 29, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction.
The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other income (expense). The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed.
The Company has periodically entered into interest rate swap contracts to hedge the risk of the change in the fair value of fixed-rate borrowings due to changes in the benchmark interest rate. As designated fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. The Company has also periodically entered into interest rate swap contracts to hedge the risk to net earnings associated with movements in interest rates by converting variable-rate borrowings into fixed-rate borrowings. As designated cash flow hedges, the fair value of the swap contract is recognized as an asset or liability, as applicable, with the related unrealized gain (loss) recorded to other comprehensive income. The Company's swap contracts are classified on the consolidated balance sheets as a component of other current assets, other assets, other accrued expenses or other liabilities based on the gain or loss position of the contract and the contract maturity date.